Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain (loss)	$ (1,536)	$ (3,176)	$ (1,017)	$ (6,360)
Total unrealized gain (loss)	(501)	(1,608)	757	(3,868)
Total realized and unrealized gain (loss) on derivative instruments:	(1,536)	(3,176)	(1,017)	(6,360)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain (loss)	(938)	(1,252)	(1,607)	(2,176)
Total unrealized gain (loss)	(1,334)	(1,518)	(275)	(5,866)
Total realized and unrealized gain (loss) on derivative instruments:	(938)	(1,252)	(1,607)	(2,176)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain (loss)	(97)	(316)	(166)	(316)
Total unrealized gain (loss)	833	(90)	1,031	1,998
Total realized and unrealized gain (loss) on derivative instruments:	$ (97)	$ (316)	$ (166)	$ (316)